Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Leases
Operating lease costs	¥ 30,148	$ 4,130	¥ 39,809	¥ 44,281
Operating lease expenses	4,906	672	4,873	3,557
Short-term lease expenses	25,242	$ 3,458	¥ 34,936	¥ 40,724
Future minimum payment under non-cancellable leases	¥ 4,612				$ 632